CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Sep. 30, 2012
EQUITY (DEFICIT)
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	50,000,000	50,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	165,263,674	90,992,954
Common stock shares outstanding	165,263,674	90,992,954